UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  8/31

Date of reporting period: _11/30/18_

Item 1. Schedule of Investments.

TEMPLETON EMERGING MARKETS FUND

Statement of Investments, November 30, 2018 (unaudited)
	Industry	Shares	Value

Common Stocks 91.6%
Brazil 3.3%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	131,700	$1,303,411
B3 SA - Brasil Bolsa Balcao	Capital Markets	275,600	2,009,858
Cia Hering	Textiles, Apparel & Luxury Goods	239,500	1,597,327
Lojas Americanas SA.	Multiline Retail	395,760	1,484,011
M. Dias Branco SA	Food Products	109,200	1,141,165
Mahle-Metal Leve SA	Auto Components	104,000	656,236
Totvs SA.	Software	94,300	707,207
			8,899,215
Cambodia 0.3%
NagaCorp Ltd	Hotels, Restaurants & Leisure	730,000	787,459
China 21.6%
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	79,668	12,815,395
BAIC Motor Corp. Ltd., H	Automobiles	360,000	220,855
[a] Baidu Inc., ADR.	Interactive Media & Services	8,019	1,509,817
Brilliance China Automotive Holdings Ltd	Automobiles	12,224,300	10,811,674
China Construction Bank Corp., H	Banks	5,658,400	4,823,722
China Mobile Ltd	Wireless Telecommunication Services	360,500	3,577,746
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	3,673,000	3,121,802
CNOOC Ltd	Oil, Gas & Consumable Fuels	1,885,000	3,204,246
COSCO Shipping Ports Ltd	Transportation Infrastructure	338,388	343,398
NetEase Inc., ADR	Entertainment	6,422	1,458,244
Ping An Bank Co. Ltd., A	Banks	2,615,200	3,892,461
Ping An Insurance (Group) Co. of China Ltd., A	Insurance	283,624	2,587,068
Tencent Holdings Ltd	Interactive Media & Services	195,700	7,803,838
Uni-President China Holdings Ltd	Food Products	1,936,400	1,764,605
Weifu High-Technology Co. Ltd., B.	Auto Components	294,712	497,204
			58,432,075
Czech Republic 0.3%
Moneta Money Bank AS	Banks	243,000	836,216
Hong Kong 1.1%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	116,900	1,028,720
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	426,000	727,409
Win Hanverky Holdings Ltd	Textiles, Apparel & Luxury Goods	11,592,800	1,111,252
			2,867,381
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	137,430	2,703,801
India 6.6%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	27,729	1,194,676
Bharat Petroleum Corp. Ltd	Oil, Gas & Consumable Fuels	46,000	214,248
Coal India Ltd	Oil, Gas & Consumable Fuels	218,098	766,866
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	246,607	2,312,582
ICICI Bank Ltd	Banks	1,757,254	8,960,356
Infosys Ltd	IT Services	249,192	2,387,986
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	35,410	593,581
Tata Investment Corp. Ltd	Capital Markets	79,371	969,318
[a] Tata Motors Ltd., A	Automobiles	333,003	448,227
			17,847,840

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
Indonesia 3.4%
Astra International Tbk PT	Automobiles	7,340,500	$4,388,133
Bank Danamon Indonesia Tbk PT	Banks	9,246,385	4,800,169
			9,188,302
Kenya 0.3%
Equity Group Holdings Ltd	Banks	1,946,807	745,121
Macau 0.4%
Sands China Ltd	Hotels, Restaurants & Leisure	256,000	1,107,545
Mexico 2.1%
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santander, ADR	Banks	791,217	4,826,424
Nemak SAB de CV	Auto Components	1,119,700	801,886
			5,628,310
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	132,031	29,961
Pakistan 0.8%
MCB Bank Ltd	Banks	1,404,110	2,104,244
Peru 3.1%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	490,579	6,936,787
[b] Intercorp Financial Services Inc., Reg S	Banks	34,920	1,414,260
			8,351,047
Philippines 0.2%
BDO Unibank Inc	Banks	260,750	647,740
Russia 7.5%
Gazprom PJSC, ADR.	Oil, Gas & Consumable Fuels	556,944	2,651,054
LUKOIL PJSC, ADR.	Oil, Gas & Consumable Fuels	96,816	7,115,976
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	99,578	2,487,458
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	33,900	638,676
Sberbank of Russia PJSC, ADR	Banks	356,260	4,223,462
[a] Yandex NV, A	Interactive Media & Services	109,621	3,233,820
			20,350,446
South Africa 7.0%
Massmart Holdings Ltd	Food & Staples Retailing	247,733	1,877,483
Naspers Ltd., N	Media	85,214	16,985,873
			18,863,356
South Korea 15.7%
Daelim Industrial Co. Ltd	Construction & Engineering	16,506	1,396,467
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	40,950	1,856,513
Hankook Tire Co. Ltd	Auto Components	17,600	672,259
Hanon Systems.	Auto Components	84,734	794,013
[a] HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	46,554	1,744,965
Hite Jinro Co. Ltd	Beverages	51,520	804,626
Interpark Holdings Corp	Internet & Direct Marketing Retail	110,746	227,319
KT Skylife Co. Ltd	Media	59,360	606,568
LG Corp	Industrial Conglomerates	42,238	2,721,579
Naver Corp	Interactive Media & Services	45,841	5,175,174
POSCO	Metals & Mining	14,899	3,290,885
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	534,950	19,979,704
SK Hynix Inc	Semiconductors & Semiconductor Equipment	34,540	2,145,418

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TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
South Korea (continued)
SK Innovation Co. Ltd	Oil, Gas & Consumable Fuels	6,530	$1,145,134
			42,560,624
Taiwan 10.0%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	265,000	2,272,411
CTBC Financial Holding Co. Ltd	Banks	2,387,000	1,582,563
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	1,173,700	502,533
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	1,057,112	2,464,139
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	11,400	1,245,518
[a] PChome Online Inc	Internet & Direct Marketing Retail	400,282	1,914,138
Pegatron Corp	Technology Hardware, Storage & Peripherals	486,000	824,049
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	2,220,400	16,232,783
			27,038,134
Thailand 3.2%
Kasikornbank PCL, fgn	Banks	583,800	3,428,385
Kiatnakin Bank PCL, fgn	Banks	893,200	1,958,534
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	166,647	667,600
Siam Commercial Bank PCL, fgn	Banks	287,700	1,213,666
Thai Beverage PCL, fgn	Beverages	2,347,000	1,077,586
Univanich Palm Oil PCL, fgn	Food Products	1,664,500	275,312
			8,621,083
United Kingdom 3.1%
Unilever PLC	Personal Products	155,110	8,390,523
United States 0.6%
[a] IMAX Corp	Entertainment	86,739	1,609,876
Total Common Stocks (Cost $188,621,846)			247,610,299
Preferred Stocks 4.5%
Brazil 4.5%
[c] Banco Bradesco SA, 3.66%, ADR, pfd	Banks	598,867	5,964,715
[c] Itau Unibanco Holding SA, 10.367%, ADR, pfd	Banks	652,197	6,084,998
Total Preferred Stocks (Cost $4,149,432)			12,049,713
Total Investments before Short Term
Investments (Cost $192,771,278)			259,660,012

Short Term Investments (Cost $10,737,794) 4.0%

Money Market Funds 4.0%
United States 4.0%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.91%		10,737,794	10,737,794
Total Investments (Cost $203,509,072)
100.1%			270,397,806
Other Assets, less Liabilities (0.1)%			(240,820)
Net Assets 100.0%			$270,156,986

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TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At November 30, 2018, the aggregate value of these securities was $3,901,718, representing 1.4% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON EMERGING MARKETS FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

|5

TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At November 30, 2018, the Fund had 7.5% of its net assets invested in Russia.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.91%	8,367,054	14,030,022	(11,659,282)	10,737,794	$10,737,794	$43,622	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

|6

TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At November 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR GDR	American Depositary Receipt Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Templeton Emerging Markets Fund and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Fund.  As a result, a material weakness exists at period end for the Templeton Emerging Markets Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual financial statements that would not be prevented or detected.

Effective November 1, 2018, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value. Registrant’s management believes this will facilitate the remediation of the control deficiency we have identified and strengthen the internal control over financial reporting. This material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b)  Changes in Internal Controls. As described above, there have been changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Fund

By /s/MATTHEW T. HINKLE_____

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date  January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE_____

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date  January 24, 2019

By /s/ROBERT G. KUBILIS_____

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date  January 24, 2019